Net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net Income (Loss)	$ (283,007)	$ (81,100)	$ 120,805
Net Income (Loss) Available To Restricted Sponsor Stockholders, Basic	0	0	4,694
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ (283,007)	$ (81,100)	$ 116,111
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average number of ordinary shares used in computing basic net income (loss) per share (in shares)	209,471,827	190,154,549	182,693,375
Basic net income (loss) per ordinary share (in USD per share)	$ (1.35)	$ (0.43)	$ 0.64
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	209,471,827	190,154,549	195,393,558
Diluted net income (loss) per share (in USD per share)	$ (1.35)	$ (0.43)	$ 0.59
Stock Issued During Period, Shares, Employee Stock Ownership Plan	399,688	587,579	290,053
Granted (in shares)	913,672
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Minimum
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			5 months
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			5 months
Maximum
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			6 months
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			6 months